Asset Quality - Schedule of Consumer Credit Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 106,541	$ 104,260
Accrued interest	459	456
Total consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	810	628
Current period gross write-offs, Year one	4	1
Year two	456	1,140
Current period gross write-offs, Year two	5	7
Year three	963	8,104
Current period gross write-offs, Year three	7	18
Year four	7,377	10,471
Current period gross write-offs, Year four	9	12
Year five	9,577	3,934
Current period gross write-offs, Year five	9	7
Prior	6,339	3,328
Current period gross write-offs, prior	9	8
Revolving Loans Amortized Cost Basis	4,252	4,408
Current period gross write-offs, Revolving Loans Amortized Cost Basis	62	63
Revolving Loans Converted to Term Loans Amortized Cost Basis	258	356
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	30,032	32,369
Current period gross write-offs, total	105	116
Accrued interest	121	134
Total consumer loans | Real estate — residential mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	431	355
Current period gross write-offs, Year one	0	1
Year two	273	800
Current period gross write-offs, Year two	0	0
Year three	718	6,399
Current period gross write-offs, Year three	0	1
Year four	5,934	7,921
Current period gross write-offs, Year four	0	0
Year five	7,393	2,471
Current period gross write-offs, Year five	0	0
Prior	3,981	1,939
Current period gross write-offs, prior	2	1
Revolving Loans Amortized Cost Basis	2	1
Current period gross write-offs, Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	18,732	19,886
Current period gross write-offs, total	2	3
Total consumer loans | Real estate — residential mortgage | 750 and above
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	358	281
Year two	224	669
Year three	607	5,720
Year four	5,342	7,203
Year five	6,738	2,247
Prior	3,403	1,510
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	16,672	17,630
Total consumer loans | Real estate — residential mortgage | 660 to 749
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	69	67
Year two	36	116
Year three	86	597
Year four	504	655
Year five	582	199
Prior	420	280
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	1,697	1,914
Total consumer loans | Real estate — residential mortgage | Less than 660
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	2	4
Year two	11	13
Year three	23	81
Year four	87	63
Year five	73	24
Prior	149	134
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	345	319
Total consumer loans | Real estate — residential mortgage | No Score
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	2	3
Year two	2	2
Year three	2	1
Year four	1	0
Year five	0	1
Prior	9	15
Revolving Loans Amortized Cost Basis	2	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	18	23
Total consumer loans | Home equity loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	63	52
Current period gross write-offs, Year one	0	0
Year two	42	53
Current period gross write-offs, Year two	0	0
Year three	41	204
Current period gross write-offs, Year three	0	0
Year four	173	996
Current period gross write-offs, Year four	0	0
Year five	869	772
Current period gross write-offs, Year five	0	0
Prior	1,532	1,000
Current period gross write-offs, prior	0	1
Revolving Loans Amortized Cost Basis	2,725	2,925
Current period gross write-offs, Revolving Loans Amortized Cost Basis	2	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	258	356
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	5,703	6,358
Current period gross write-offs, total	2	2
Total consumer loans | Home equity loans | 750 and above
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	43	33
Year two	26	31
Year three	23	139
Year four	117	775
Year five	676	612
Prior	1,164	731
Revolving Loans Amortized Cost Basis	1,749	1,886
Revolving Loans Converted to Term Loans Amortized Cost Basis	179	251
Total loans	3,977	4,458
Total consumer loans | Home equity loans | 660 to 749
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	18	17
Year two	13	17
Year three	13	50
Year four	41	181
Year five	149	129
Prior	258	186
Revolving Loans Amortized Cost Basis	718	772
Revolving Loans Converted to Term Loans Amortized Cost Basis	58	80
Total loans	1,268	1,432
Total consumer loans | Home equity loans | Less than 660
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	2	2
Year two	3	5
Year three	5	15
Year four	15	40
Year five	44	31
Prior	109	82
Revolving Loans Amortized Cost Basis	253	263
Revolving Loans Converted to Term Loans Amortized Cost Basis	21	25
Total loans	452	463
Total consumer loans | Home equity loans | No Score
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	1	1
Revolving Loans Amortized Cost Basis	5	4
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	6	5
Total consumer loans | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	316	221
Current period gross write-offs, Year one	4	0
Year two	141	287
Current period gross write-offs, Year two	5	7
Year three	204	1,501
Current period gross write-offs, Year three	7	17
Year four	1,270	1,554
Current period gross write-offs, Year four	9	12
Year five	1,315	691
Current period gross write-offs, Year five	9	7
Prior	826	389
Current period gross write-offs, prior	7	6
Revolving Loans Amortized Cost Basis	572	524
Current period gross write-offs, Revolving Loans Amortized Cost Basis	15	15
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	4,644	5,167
Current period gross write-offs, total	56	64
Total consumer loans | Other consumer loans | 750 and above
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	175	107
Year two	73	143
Year three	104	1,149
Year four	986	1,210
Year five	1,032	527
Prior	595	245
Revolving Loans Amortized Cost Basis	81	88
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	3,046	3,469
Total consumer loans | Other consumer loans | 660 to 749
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	112	70
Year two	48	109
Year three	74	275
Year four	220	268
Year five	218	128
Prior	179	108
Revolving Loans Amortized Cost Basis	172	184
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	1,023	1,142
Total consumer loans | Other consumer loans | Less than 660
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	17	9
Year two	12	23
Year three	21	59
Year four	54	59
Year five	52	29
Prior	46	24
Revolving Loans Amortized Cost Basis	54	56
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	256	259
Total consumer loans | Other consumer loans | No Score
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	12	35
Year two	8	12
Year three	5	18
Year four	10	17
Year five	13	7
Prior	6	12
Revolving Loans Amortized Cost Basis	265	196
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	319	297
Total consumer loans | Commercial credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Current period gross write-offs, Year one	0	0
Year two	0	0
Current period gross write-offs, Year two	0	0
Year three	0	0
Current period gross write-offs, Year three	0	0
Year four	0	0
Current period gross write-offs, Year four	0	0
Year five	0	0
Current period gross write-offs, Year five	0	0
Prior	0	0
Current period gross write-offs, prior	0	0
Revolving Loans Amortized Cost Basis	953	958
Current period gross write-offs, Revolving Loans Amortized Cost Basis	45	47
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	953	958
Current period gross write-offs, total	45	47
Total consumer loans | Commercial credit card | 750 and above
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	479	476
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	479	476
Total consumer loans | Commercial credit card | 660 to 749
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	364	372
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	364	372
Total consumer loans | Commercial credit card | Less than 660
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	108	109
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	108	109
Total consumer loans | Commercial credit card | No Score
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	2	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	$ 2	$ 1